Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 119,569
Ending balance	110,818	€ 119,569
DPAC [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	10,882	10,457
Costs deferred during the year	938	1,157
Disposal of group assets		(9)
Amortization through income statement	(770)	(837)
Shadow accounting adjustments	(216)	38
Impairments		(31)
Net exchange differences	(1,227)	119
Transfers to disposal groups	(6)
Other	88	(12)
Ending balance	9,688	10,882
Deferred costs of reinsurance [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	60	72
Amortization through income statement	(13)	(14)
Net exchange differences	(7)	1
Ending balance	41	60
Deferred transaction costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	481	467
Costs deferred during the year	41	46
Amortization through income statement	(29)	(28)
Impairments	(36)
Net exchange differences	(52)	(3)
Ending balance	€ 406	€ 481